Stockholders’ Equity (Details) - USD ($)	1 Months Ended		5 Months Ended	9 Months Ended
	Oct. 30, 2019	Jul. 30, 2019	Dec. 31, 2019	Sep. 30, 2020	Nov. 26, 2019	Jul. 31, 2019
Preferred stock, shares authorized			1,000,000	1,000,000
Preferred stock, par value			$ 0.0001	$ 0.0001
Public Warrants for redemption, description			The Company may call the Public Warrants for redemption (excluding the Private Placement Warrants), in whole and not in part, at a price of $0.01 per warrant: • at any time while the Public Warrants are exercisable, • if and only if, there is a current registration statement in effect with respect to the issuance of the common stock underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.	The Company may call the Public Warrants for redemption (excluding the Private Placement Warrants), in whole and not in part, at a price of $0.01 per warrant: • at any time while the Public Warrants are exercisable, • upon not less than 30 days’ prior written notice of redemption to each Public Warrant holder, if, and only if, the last sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing once the warrants become exercisable and ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrantholders and if and only if, there is a current registration statement in effect with respect to the issuance of the common stock underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Common stock, par value			$ 0.0001	$ 0.0001
Common stock, shares authorized			100,000,000	100,000,000
Common stock, shares issued			17,250,000	17,250,000
Common stock, shares outstanding			17,250,000	17,250,000
Exercise price of the warrants, Description			The Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of its initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the Company’s initial Business Combination on the date of the consummation of such initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price and the $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.	The Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of its initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the Company’s initial Business Combination on the date of the consummation of such initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price and the $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.
Common stock subject to possible redemption			16,316,085	16,038,695
Price per share				$ 0.001
Class B Common Stock
Common stock, par value			$ 0.0001	$ 0.0001
Common stock, shares authorized			10,000,000	10,000,000
Common stock, shares outstanding			4,312,500	4,312,500
Sponsor [Member]
Aggregate purchase price		$ 25,000
Aggregate founder shares		3,881,250
Aggregate purchase, per share		$ 0.006
Sponsor [Member] | Class B Common Stock
Aggregate founder shares	4,312,500
Sale of stock, description	The Company effected a stock dividend for approximately 0.11 shares for each share of Class B common stock outstanding, resulting in the Sponsor holding an aggregate of 4,312,500 shares of Class B common stock.
Warrant [Member]
Common stock, par value			$ 18.00
Public Warrants for redemption, description			The Public Warrants will expire five years from the consummation of a Business Combination or earlier upon redemption or liquidation.	The Public Warrants will expire five years from the consummation of a Business Combination or earlier upon redemption or liquidation.
Price per share			$ 0.01	$ 0.01
Warrant [Member] | Class A Common Stock
Common stock, par value				$ 18.00
Public Warrants [Member]
Common stock, par value					$ 0.0001
Founder Shares [Member]
Shares subject to forfeiture	562,500
Sponsor transfer, shares	25,000
Price per share						$ 0.006